S000001246 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
SMALL CAP VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	8.78%	7.89%
SMALL CAP VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.43%	3.86%	4.65%
SMALL CAP VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.94%	6.59%	5.99%